United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05069
EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1. Schedules of Investments

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
SEPTEMBER 30, 2010
(Unaudited)

	Shares Held	Value
COMMON STOCKS (94.50%)
BUSINESS SERVICES (5.30%)
Microsoft Corp.	91,883	$2,250,215
Oracle Corp.	57,149	1,534,451
		3,784,666
CHEMICALS AND ALLIED PRODUCTS (17.84%)
Abbott Laboratories	24,755	1,293,201
Amgen Inc. (1)	17,835	982,887
Bristol-Myers Squibb Co.	41,053	1,112,947
Colgate-Palmolive Co.	6,950	534,177
Dow Chemical Co. (The)	10,505	288,467
E. I. du Pont de Nemours and Co.	15,756	703,033
Eli Lilly and Co.	17,662	645,193
Johnson & Johnson	42,710	2,646,312
Merck & Co., Inc.	31,708	1,167,171
Pfizer Inc.	44,377	761,953
Procter & Gamble Co. (The)	43,542	2,611,214
		12,746,555
COMMUNICATIONS (3.90%)
AT&T Inc.	34,855	996,853
Comcast Corp.-Class A	33,054	597,616
Verizon Communications Inc.	36,562	1,191,556
		2,786,025
DEPOSITORY INSTITUTIONS (5.12%)
Bank of America Corp.	45,666	598,681
Citigroup Inc. (1)	48,341	188,530
JPMorgan Chase & Co.	46,325	1,763,593
Wells Fargo & Co.	44,074	1,107,580
		3,658,384
EATING AND DRINKING PLACES (4.64%)
McDonald's Corp.	44,467	3,313,236

ELECTRIC, GAS AND SANITARY SERVICES (2.54%)
Exelon Corp.	24,105	1,026,391
Southern Co. (The)	21,215	790,047
		1,816,438
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.77%)
Cisco Systems, Inc. (1)	61,023	1,336,404
General Electric Co.	84,256	1,369,160
Intel Corp.	57,041	1,096,898
Motorola, Inc. (1)	37,189	317,222
Texas Instruments Inc.	26,461	718,152
		4,837,836

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (5.10%)
Coca-Cola Co. (The)	31,034	$1,816,110
Kraft Foods Inc.	26,424	815,445
PepsiCo, Inc.	15,208	1,010,419
		3,641,974
GENERAL MERCHANDISE STORES (4.02%)
Target Corp.	11,900	635,936
Wal-Mart Stores, Inc.	41,773	2,235,691
		2,871,627
INDUSTRIAL MACHINERY AND EQUIPMENT (12.31%)
3M Co.	17,453	1,513,350
Applied Materials, Inc.	23,520	274,714
Caterpillar Inc.	28,044	2,206,502
Dell Inc. (1)	30,585	396,381
EMC Corp. (1)	37,308	757,725
Hewlett-Packard Co.	40,454	1,701,900
International Business Machines Corp.	14,526	1,948,517
		8,799,089
LUMBER AND WOOD PRODUCTS (0.34%)
Weyerhaeuser Co.	15,320	241,443

MOTION PICTURES (2.38%)
Time Warner Inc.	16,497	505,633
Walt Disney Co. (The)	36,092	1,195,006
		1,700,639
NON-DEPOSITORY CREDIT INSTITUTIONS (3.22%)
American Express Co.	54,692	2,298,705

PETROLEUM AND COAL PRODUCTS (10.43%)
Chevron Corp.	38,610	3,129,340
Exxon Mobil Corp.	69,936	4,321,345
		7,450,685
PRIMARY METAL INDUSTRIES (0.50%)
Alcoa Inc.	30,278	366,666

SECURITY AND COMMODITY BROKERS (0.69%)
Ameriprise Financial, Inc.	10,349	489,818

TOBACCO PRODUCTS (3.67%)
Altria Group, Inc.	38,185	917,204
Philip Morris International Inc.	30,485	1,707,770
		2,624,974
TRANSPORTATION EQUIPMENT (5.73%)
Boeing Co. (The)	26,912	1,790,724
Honeywell International Inc.	20,054	881,173
United Technologies Corp.	20,007	1,425,099
		4,096,996
Total Common Stocks (Cost $56,889,393)		67,525,756

	Shares Held	Value
SHORT-TERM INVESTMENTS (5.37%)
MONEY MARKET MUTUAL FUND (1.87%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $1,340,674)	1,340,674	$1,340,674

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (3.50%)
Federal Home Loan Bank, due 11/03/10	$750,000	749,911
Federal Home Loan Bank, due 11/12/10	750,000	749,886
Federal National Mortgage Assoc., due 10/20/10	1,000,000	999,931
Total United States Government Agencies (Cost $2,499,728)		2,499,728
Total Short-Term Investments (Cost $3,840,402)		3,840,402
Total Investments (Cost $60,729,795) (99.87%)		71,366,158

OTHER ASSETS LESS LIABILITIES (0.13%)
Cash, receivables, prepaid expense and other assets, less liabilities		91,347
Total Net Assets (100.00%)		$71,457,505

(1)  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$22,471,990
Unrealized Depreciation	(11,835,627)
Net Unrealized Appreciation (Depreciation)	10,636,363

Cost for federal income tax purposes	$60,729,795

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$67,525,756
Money market mutual fund	1,340,674
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,499,728
Level 3-Significant Unobservable Inputs:	—
Total	$71,366,158

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
SEPTEMBER 30, 2010

	Principal Amount	Value
CORPORATE BONDS (50.34%)
CHEMICALS AND ALLIED PRODUCTS (9.32% )
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$1,500,000	$1,673,760
Merck & Co., Inc., 5.00%, due 06/30/19	1,500,000	1,743,720
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	2,077,992
		5,495,472
COMMUNICATIONS (1.76%)
DIRECTV Holdings LLC, 6.375%, due 06/15/15	1,000,000	1,038,620

DEPOSITORY INSTITUTIONS (7.20%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	1,075,700
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	1,056,250
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	977,004
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,130,818
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	2,767
		4,242,539
ELECTRIC, GAS AND SANITARY SERVICES (14.51%)
Entergy Louisiana LLC, 5.40%, due 11/01/24	375,000	435,289
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	1,600,000	1,723,776
NorthWestern Corp., 6.34%, due 04/01/19	700,000	801,605
Oglethorpe Power Corp., 6.974%, due 06/30/11	71,000	73,480
PacifiCorp, 6.90%, due 11/15/11	750,000	798,975
Public Service of Colorado, 5.125%, due 06/01/19	1,500,000	1,737,345
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,876,260
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	1,104,590
		8,551,320
FOOD AND KINDRED PRODUCTS (1.79%)
Archer Daniels Midland Co., 5.935%, due 10/01/32	900,000	1,054,827

FURNITURE AND FIXTURES (0.87%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	514,915

HOLDING AND OTHER INVESTMENT OFFICES (4.31%)
CommonWealth REIT, 6.25%, due 06/15/17	1,700,000	1,786,598
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	754,572
		2,541,170
INSURANCE CARRIERS (7.23%)
MetLife, Inc., 4.75%, due 02/08/21	1,700,000	1,809,395
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,693,515
SunAmerica Inc., 8.125%, due 04/28/23	700,000	761,313
		4,264,223
PETROLEUM & COAL PRODUCTS (2.62%)
ConocoPhillips Holding Co., 6.95%, due 04/15/29	1,200,000	1,543,044

TRANSPORTATION - BY AIR (0.73%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	237,395	249,239
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	171,994	183,284
		432,523
Total Corporate Bonds (Cost $28,050,952)		29,678,653

	Principal Amount	Value
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.52%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.04%, due 08/01/39	$1,500,000	$1,488,179
Total Commercial Mortgage Pass-Through Certificates (Cost $1,486,681)		1,488,179

MORTGAGE-BACKED SECURITIES (30.54%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.03%)
3023 Class TG, 5.50%, due 08/01/35	540,907	548,409
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,120,400
Pool # A53146, 5.50%, due 10/01/36	756,476	804,877
Pool # A69436, 6.00%, due 12/01/37	344,098	369,227
Pool # G02562, 6.00%, due 01/01/37	554,412	597,420
Pool # G02648, 5.50%, due 12/01/36	691,404	735,641
Pool # G03803, 5.50%, due 01/01/38	525,352	557,704
		4,733,678
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.57%)
Pool # 50276, 9.50%, due 02/01/20	468	541
Pool # 256103, 5.50%, due 02/01/26	410,047	439,981
Pool # 257306, 5.50%, due 08/01/38	1,812,796	1,928,507
Pool # 897144, 6.00%, due 09/01/36	372,220	402,083
Pool # 906224, 5.50%, due 01/01/37	969,291	1,033,413
Pool # 928570, 6.00%, due 08/01/37	612,327	658,967
		4,463,492
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (14.94%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,101,001
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,035,995
Pool # 1512, 7.50%, due 12/01/23	7,915	8,991
Pool # 2631, 7.00%, due 08/01/28	13,481	15,306
Pool # 2658, 6.50%, due 10/01/28	22,403	25,226
Pool # 2701, 6.50%, due 01/01/29	29,586	33,243
Pool # 2796, 7.00%, due 08/01/29	21,762	24,726
Pool # 3039, 6.50%, due 02/01/31	7,926	8,873
Pool # 3040, 7.00%, due 02/01/31	14,530	16,531
Pool # 3188, 6.50%, due 01/01/32	47,274	52,659
Pool # 3239, 6.50%, due 05/01/32	42,893	47,779
Pool # 3261, 6.50%, due 07/01/32	88,556	98,642
Pool # 3320, 5.50%, due 12/01/32	363,889	393,522
Pool # 3333, 5.50%, due 01/01/33	305,324	330,115
Pool # 3375, 5.50%, due 04/01/33	46,635	50,422
Pool # 3390, 5.50%, due 05/01/33	206,010	222,738
Pool # 3403, 5.50%, due 06/01/33	346,589	374,731
Pool # 3458, 5.00%, due 10/01/33	354,383	380,784
Pool # 3499, 5.00%, due 01/01/34	499,735	536,464
Pool # 3556, 5.50%, due 05/01/34	505,669	545,953
Pool # 3623, 5.00%, due 10/01/34	816,983	877,028
Pool # 22630, 6.50%, due 08/01/28	12,255	13,799
Pool # 276337, 10.00%, due 08/01/19	3,200	3,756
Pool # 643816, 6.00%, due 07/01/25	733,811	801,355
Pool # 704189, 5.50%, due 01/01/39	601,087	647,169
Pool # 782604, 5.50%, due 03/01/39	1,077,584	1,160,197
		8,807,005
Total Mortgage-Backed Securities (Cost $16,732,576)		18,004,175

	Principal Amount	Value
SHORT-TERM INVESTMENTS (16.10%)
COMMERCIAL PAPER (4.67%)
NON-DEPOSITORY CREDIT INSTITUTIONS (3.39%)
Citigroup CP, due 10/12/10	$1,000,000	$999,930
Citigroup CP, due 10/28/10	1,000,000	999,820
		1,999,750

PETROLEUM AND COAL PRODUCTS (1.28%)
Chevron Corp., 0.18%, due 10/25/10	750,000	750,000
Total Commercial Paper (Cost $2,749,750)		2,749,750

UNITED STATES GOVERNMENT AGENCIES (10.43%)
Federal Home Loan Bank, due 10/06/10	1,000,000	999,982
Federal Home Loan Bank, due 11/24/10	1,000,000	999,850
Federal Home Loan Mortgage Corp., due 10/20/10	400,000	399,970
Federal Home Loan Mortgage Corp., due 11/08/10	500,000	499,931
Federal Home Loan Mortgage Corp., due 11/29/10	1,000,000	999,771
Federal National Mortgage Assoc., due 10/18/10	750,000	749,943
Federal National Mortgage Assoc., due 10/27/10	1,000,000	999,899
Federal National Mortgage Assoc., due 11/10/10	500,000	499,928
Total United States Government Agencies (Cost $6,149,274)		6,149,274

	Shares Held
MONEY MARKET MUTUAL FUND (1.00%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $590,578)	590,578	590,578
Total Short-Term Investments (Cost $9,489,602)		9,489,602
Total Investments (Cost $55,759,811) (99.50%)		58,660,609

OTHER ASSETS LESS LIABILITIES (0.50%)
Cash, receivables, prepaid expense and other assets, less liabilities		294,821
Total Net Assets (100.00%)		$58,955,430

(1) Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/10, the carrying value of each unit was 75.388, representing $1,130,818 or 1.92% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$4,070,620
Unrealized Depreciation	(1,169,822)
Net Unrealized Appreciation (Depreciation)	2,900,798

Cost for federal income tax purposes	$55,759,811

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Money market mutual fund	$590,578
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	6,149,274
Corporate debt securities	32,428,403
Residential mortgage-backed securities	18,004,175
Commercial mortgage-backed securities	1,488,179
Level 3-Significant Unobservable Inputs:	—
Total	$58,660,609

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
SEPTEMBER 30, 2010
(Unaudited)

	Shares Held	Value
COMMON STOCKS (74.41%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.55%)
AutoZone, Inc. (1)	2,700	$618,057
O'Reilly Automotive, Inc. (1)	10,600	563,920
		1,181,977
BUSINESS SERVICES (3.70%)
Automatic Data Processing, Inc.	11,300	474,939
eBay Inc. (1)	8,900	217,160
Microsoft Corp.	59,400	1,454,706
Oracle Corp.	24,830	666,686
		2,813,491
CHEMICALS AND ALLIED PRODUCTS (10.59%)
Abbott Laboratories	17,500	914,200
Amgen Inc. (1)	3,900	214,929
Colgate-Palmolive Co.	4,330	332,804
Dow Chemical Co. (The)	13,965	383,479
E. I. du Pont de Nemours and Co.	22,875	1,020,682
Johnson & Johnson	26,912	1,667,468
Merck & Co., Inc.	9,054	333,278
Mylan Inc. (1)	19,050	358,330
Pfizer Inc.	67,084	1,151,832
Procter & Gamble Co. (The)	18,005	1,079,760
Teva Pharmaceutical Industries Ltd.	11,399	601,297
		8,058,059
COMMUNICATIONS (1.73%)
AT&T Inc.	12,600	360,360
Comcast Corp.-Class A	13,590	245,707
Frontier Communications Corp.	4,962	40,539
Verizon Communications Inc.	20,675	673,798
		1,320,404
DEPOSITORY INSTITUTIONS (3.28%)
Bank of America Corp.	17,202	225,518
Bank of New York Mellon Corp. (The)	12,108	316,382
JPMorgan Chase & Co.	10,400	395,928
New York Community Bancorp, Inc.	44,834	728,553
Northern Trust Corp.	10,625	512,550
U.S. Bancorp	12,895	278,790
Wells Fargo & Co.	1,658	41,665
		2,499,386
ELECTRIC, GAS AND SANITARY SERVICES (6.21%)
Atmos Energy Corp.	22,952	671,346
Integrys Energy Group, Inc.	14,304	744,666
Pepco Holdings, Inc.	17,790	330,894
Pinnacle West Capital Corp.	24,200	998,734
Tortoise Energy Capital Corp.	55,180	1,426,403
Waste Management, Inc.	15,400	550,396
		4,722,439

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.79%)
Cisco Systems, Inc. (1)	35,830	$784,677
General Electric Co.	106,965	1,738,181
Helen of Troy Ltd. (1)	12,334	311,927
Intel Corp.	42,000	807,660
		3,642,445
FABRICATED METAL PRODUCTS (0.63%)
Illinois Tool Works Inc.	10,155	477,488

FOOD AND KINDRED PRODUCTS (3.67%)
Campbell Soup Co.	10,400	371,800
Coca-Cola Co. (The)	10,380	607,438
Diageo plc	7,200	496,872
Kraft Foods Inc.	15,399	475,213
PepsiCo, Inc.	12,650	840,466
		2,791,789
GENERAL MERCHANDISE STORES (1.76%)
Target Corp.	4,760	254,374
Wal-Mart Stores, Inc.	20,290	1,085,921
		1,340,295
HOLDING AND OTHER INVESTMENT OFFICES (0.67%)
H&Q Life Sciences Investors	21,584	206,991
Redwood Trust, Inc.	20,900	302,214
		509,205
INDUSTRIAL MACHINERY AND EQUIPMENT (5.13%)
3M Co.	6,535	566,650
Apple Inc. (1)	4,400	1,248,500
Baker Hughes Inc.	8,700	370,620
EMC Corp. (1)	36,800	747,408
Hewlett-Packard Co.	5,460	229,702
Ingersoll-Rand plc	20,634	736,840
		3,899,720
INSTRUMENTS AND RELATED PRODUCTS (0.95%)
Becton, Dickinson and Co.	6,235	462,013
Stryker Corp.	5,140	257,257
		719,270
INSURANCE AGENTS, BROKERS AND SERVICE (0.61%)
Arthur J. Gallagher & Co.	17,455	460,288

INSURANCE CARRIERS (5.72%)
Allstate Corp. (The)	7,140	225,267
CNO Financial Group, Inc. (1)	75,000	415,500
EMC Insurance Group Inc.	43,593	929,403
Hartford Financial Services Group, Inc. (The)	16,600	380,970
Kansas City Life Insurance Co.	14,300	446,017
Lincoln National Corp.	16,700	399,464
MetLife, Inc.	11,370	437,177
Old Republic International Corp.	31,100	430,735
Protective Life Corp.	31,400	683,264
		4,347,797

	Shares Held	Value
LEGAL SERVICES (0.42%)
FTI Consulting, Inc. (1)	9,300	$322,617

METAL MINING (4.97%)
Barrick Gold Corp.	57,916	2,680,932
Newmont Mining Corp.	17,500	1,099,175
		3,780,107
MISCELLANEOUS RETAIL (1.33%)
Cash America International, Inc.	12,800	448,000
EZCORP, Inc. (1)	28,000	561,120
		1,009,120
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.59%)
United Parcel Service, Inc.-Class B	6,720	448,157

OIL AND GAS EXTRACTION (4.97%)
Anadarko Petroleum Corp.	13,700	781,585
Apache Corp.	3,400	332,384
Devon Energy Corp.	6,400	414,336
Occidental Petroleum Corp.	22,250	1,742,175
Rowan Companies, Inc. (1)	16,700	507,012
		3,777,492
PAPER AND ALLIED PRODUCTS (0.52%)
Kimberly-Clark Corp.	6,115	397,781

PETROLEUM AND COAL PRODUCTS (2.05%)
ConocoPhillips	17,170	986,073
Exxon Mobil Corp.	6,100	376,919
Valero Energy Corp.	11,100	194,361
		1,557,353
PIPELINES (2.58%)
Kinder Morgan Management, LLC (1)	32,612	1,964,873

RETAIL-DRUG AND PROPRIETARY STORES (0.28%)
Walgreen Co.	6,360	213,060

SECURITY AND COMMODITY BROKERS (0.85%)
BGC Partners, Inc.-Class A	108,505	647,775

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.84%)
Quest Diagnostics Inc.	12,600	635,922

TOBACCO PRODUCTS (0.72%)
Philip Morris International Inc.	9,835	550,957

TRANSPORTATION EQUIPMENT (2.66%)
Federal Signal Corp.	36,400	196,196
Genuine Parts Co.	13,600	606,424
Honeywell International Inc.	16,905	742,806
ITT Corp.	10,190	477,198
		2,022,624

	Shares Held	Value
WHOLESALE TRADE - NONDURABLE GOODS (0.64%)
Sysco Corp.	17,085	$487,264
Total Common Stocks (Cost $50,906,603)		56,599,155

	Principal Amount
MORTGAGE-BACKED SECURITIES (23.12%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,477,252
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,812,045
2003-71 Class AK, 5.00%, due 09/01/29	569,016	577,415
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,616,152
2004-22 Class BK, 3.47%, due 04/01/34	42,065	42,361
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,368,359
2004-72 Class DE, 5.00%, due 07/01/32	500,000	534,004
2004-76 Class VG, 5.00%, due 09/01/23	700,000	714,639
2004-89 Class KC, 4.00%, due 10/01/34	226,779	233,521
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,217,626
2004-109 Class WE, 5.00%, due 05/01/33	780,000	847,013
2005-44 Class KC, 5.00%, due 04/01/31	1,003,936	1,042,646
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,088,795
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,564,090
Pool # 2796, 7.00%, due 08/01/29	32,643	37,089
Pool # 3040, 7.00%, due 02/01/31	18,163	20,663
Pool # 3188, 6.50%, due 01/01/32	47,274	52,659
Pool # 3239, 6.50%, due 05/01/32	71,837	80,019
Pool # 3333, 5.50%, due 01/01/33	133,579	144,426
Pool # 3403, 5.50%, due 06/01/33	109,257	118,128
Total Mortgage-Backed Securities (Cost $15,969,947)		17,588,902

SHORT-TERM INVESTMENTS (2.25%)
UNITED STATES GOVERNMENT AGENCIES (1.32%)
Federal Home Loan Bank, due 10/05/10	1,000,000	999,987
Total United States Government Agencies (Cost $999,987)		999,987

	Shares Held
MONEY MARKET MUTUAL FUND (0.93%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $710,535)	710,535	710,535
Total Short-Term Investments (Cost $1,710,522)		1,710,522
Total Investments (Cost $68,587,072) (99.78%)		75,898,579

OTHER ASSETS LESS LIABILITIES (0.22%)
Cash, receivables, prepaid expense and other assets, less liabilities		168,255
Total Net Assets (100.00%)		$76,066,834

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$13,417,864
Unrealized Depreciation	(6,085,577)
Net Unrealized Appreciation (Depreciation)	7,332,287

Cost for federal income tax purposes	$68,566,292

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$56,599,155
Money market mutual fund	710,535
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	999,987
Residential mortgage-backed securities	17,588,902
Level 3-Significant Unobservable Inputs:	—
Total	$75,898,579

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
OCTOBER 29, 2010
(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (96.00%)
COMMERCIAL PAPER (9.03%)
NON-DEPOSITORY CREDIT INSTITUTIONS (9.03%)
Citigroup, due 11/19/2010	0.230%	$325,000	$324,958
General Electric Co., due 11/17/2010	0.170	350,000	350,000
Total Non-Depository Credit Institutions			674,958
Total Commercial Paper (Cost $674,958)			674,958

UNITED STATES GOVERNMENT AGENCIES (71.58%)
Federal Farm Credit Bank, due 11/04/10	0.172	500,000	499,988
Federal Home Loan Bank, due 11/10/10	0.132	300,000	299,988
Federal Home Loan Bank, due 11/24/10	0.137	400,000	399,963
Federal Home Loan Bank, due 12/08/10	0.142	400,000	399,939
Federal Home Loan Bank, due 12/10/10	0.152	300,000	299,949
Federal Home Loan Bank, due 01/19/11	0.132	300,000	299,912
Federal Home Loan Mortgage Corp., due 11/08/10	0.142	300,000	299,990
Federal Home Loan Mortgage Corp., due 12/06/10	0.122	400,000	399,951
Federal Home Loan Mortgage Corp., due 12/15/10	0.167	300,000	299,937
Federal Home Loan Mortgage Corp., due 01/10/11	0.142	400,000	399,888
Federal Home Loan Mortgage Corp., due 01/11/11	0.152	400,000	399,878
Federal National Mortgage Assoc., due 11/12/10	0.122	300,000	299,987
Federal National Mortgage Assoc., due 12/03/10	0.167	500,000	499,922
Federal National Mortgage Assoc., due 12/08/10	0.132	250,000	249,965
Federal National Mortgage Assoc., due 12/20/10	0.142	300,000	299,940
Total United States Government Agencies (Cost $5,349,197)			5,349,197

UNITED STATES TREASURY OBLIGATIONS (15.39%)
U.S. Treasury Bills, due 12/02/10	0.101	300,000	299,973
U.S. Treasury Bills, due 12/16/10	0.142	350,000	349,936
U.S. Treasury Bills, due 12/23/10	0.106	500,000	499,921
Total United States Treasury Obligations (Cost $1,149,830)			1,149,830
Total Short Term Investments (Cost $7,493,916)			7,173,985
OTHER ASSETS LESS LIABILITIES (4.00%)
Cash, receivables, prepaid insurance and other assets, less liabilities			298,826
Total Net Assets (100.00%)			$7,472,811

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of October 29, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	6,499,027
Corporate debt securities	674,958
Level 3-Significant Unobservable Inputs:	—
Total	$7,173,985

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
SEPTEMBER 30, 2010
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (2.00%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$817,600

	Principal Amount
CORPORATE BONDS (78.77%)
APPAREL AND ACCESSORY STORES (3.26%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,337,000

CHEMICALS AND ALLIED PRODUCTS (4.19%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	976,215
NOVA Chemicals Corp., 7.875%, due 09/15/25	800,000	739,768
		1,715,983
COMMUNICATIONS (2.57%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	1,052,056

DEPOSITORY INSTITUTIONS (2.76%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,130,819

ELECTRIC, GAS AND SANITARY SERVICES (15.01%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	1,600,046
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,471,659	1,649,171
Entergy Gulf States Inc., 6.18%, due 03/01/35	1,700,000	1,735,564
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	1,000,672
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	151,623	162,040
		6,147,493
FABRICATED METAL PRODUCTS (3.55%)
Valmont Industries, Inc., 6.625%, due 04/20/20	1,400,000	1,454,474

FOOD STORES (3.73%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,525,682

FURNITURE AND FIXTURES (3.27%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,338,779

HOLDING AND OTHER INVESTMENT OFFICES (15.00%)
CommonWealth REIT, 6.25%, due 08/15/16	1,075,000	1,124,439
First Industrial, L.P., 7.60%, due 07/15/28	700,000	570,241
First Industrial, L.P., 7.75%, due 04/15/32	500,000	438,410
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,367,366
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000	918,439
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,725,060
		6,143,955
INSURANCE CARRIERS (1.48%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	606,645

METAL MINING (2.73%)
Freeport McMoRan Copper & Gold Inc., 8.375%, due 04/01/17	1,000,000	1,118,020

	Principal Amount	Value
OIL AND GAS EXTRACTION (4.43%)
Nabors Industries, Inc., 9.25%, due 01/15/19	$700,000	$897,904
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	916,460
		1,814,364
PAPER AND ALLIED PRODUCTS (2.97%)
International Paper Co., 7.95%, due 06/15/18	1,000,000	1,214,880

PIPELINES (4.75%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,943,808

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.74%)
Owens Corning, 9.00%, due 06/15/19	600,000	712,764

TRANSPORTATION - BY AIR (2.22%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	872,403	909,132

WATER TRANSPORTATION (5.11%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,174,514
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	976,077	919,513
		2,094,027
Total Corporate Bonds (Cost $30,559,806)		32,259,881

MORTGAGE-BACKED SECURITIES (11.24%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (7.58%)
3023 Class TG, 5.50%, due 08/01/35	405,680	411,307
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,120,400
Pool # A53146, 5.50%, due 10/01/36	264,766	281,707
Pool # A69436, 6.00%, due 12/01/37	516,147	553,841
Pool # G02648, 5.50%, due 12/01/36	691,404	735,641
		3,102,896
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.66%)
Pool # 256103, 5.50%, due 02/01/26	410,047	439,981
Pool # 897144, 6.00%, due 09/01/36	372,220	402,084
Pool # 928570, 6.00%, due 08/01/37	612,327	658,967
		1,501,032
Total Mortgage-Backed Securities (Cost $4,242,712)		4,603,928

SHORT-TERM INVESTMENTS (7.10%)
UNITED STATES GOVERNMENT AGENCIES (5.98%)
Federal Home Loan Bank, due 11/03/10	700,000	699,917
Federal Home Loan Bank, due 11/12/10	750,000	749,886
Federal National Mortgage Assoc., due 10/13/10	1,000,000	999,958
Total United States Government Agencies (Cost $2,449,761)		2,449,761

	Shares Held
MONEY MARKET MUTUAL FUND (1.12%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $457,410)	457,410	457,410
Total Short-Term Investments (Cost $2,907,171)		2,907,171
Total Investments (Cost $38,509,689) (99.11%)		40,588,580

OTHER ASSETS LESS LIABILITIES (0.89%)
Cash, receivables, prepaid expense and other assets, less liabilities		365,438
Total Net Assets (100.00%)		$40,954,018

(1) Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/10, the carrying value of each unit was 75.388, representing $1,130,819 or 2.76% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 09/30/10, the carrying value of each unit was 94.205, representing $919,513 or 2.25% of total net assets.

As of 09/30/10, the carrying value of all restricted securities was $2,050,332 or 5.01% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$3,226,286
Unrealized Depreciation	(1,147,395)
Net Unrealized Appreciation (Depreciation)	2,078,891

Cost for federal income tax purposes	$38,509,689

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2010:

Level 1-Quoted Prices:
Preferred stock	$817,600
Money market mutual fund	457,410
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,449,761
Corporate debt securities	32,259,881
Residential mortgage-backed securities	4,603,928
Level 3-Significant Unobservable Inputs:	—
Total	$40,588,580

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
SEPTEMBER 30, 2010
(Unaudited)

	Shares Held	Value
COMMON STOCKS (94.83%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.33%)
AutoZone, Inc. (1)	2,700	$618,057
O'Reilly Automotive, Inc. (1)	10,600	563,920
		1,181,977
BUSINESS SERVICES (8.19%)
Adobe Systems Inc. (1)	11,700	305,955
Automatic Data Processing, Inc.	6,700	281,601
eBay Inc. (1)	13,135	320,494
ManTech International Corp.-Series A (1)	5,900	233,640
Microsoft Corp.	55,255	1,353,195
Oracle Corp.	46,070	1,236,979
Symantec Corp. (1)	28,002	424,790
		4,156,654
CHEMICALS AND ALLIED PRODUCTS (12.44%)
Abbott Laboratories	7,600	397,024
Amgen Inc. (1)	7,625	420,214
Colgate-Palmolive Co.	2,605	200,220
Dow Chemical Co. (The)	5,330	146,362
E. I. du Pont de Nemours and Co.	16,005	714,143
Johnson & Johnson	16,700	1,034,732
Merck & Co., Inc.	8,638	317,965
Mylan Inc. (1)	10,050	189,040
Myriad Genetics, Inc. (1)	17,000	278,970
Pfizer Inc.	44,486	763,825
Procter & Gamble Co. (The)	19,425	1,164,917
Teva Pharmaceutical Industries Ltd.	9,691	511,200
United Therapeutics Corp. (1)	3,200	179,232
		6,317,844
COMMUNICATIONS (3.09%)
AT&T Inc.	17,660	505,076
Comcast Corp.-Class A	14,065	254,295
DIRECTV-Class A (1)	7,000	291,410
Frontier Communications Corp.	3,616	29,543
Verizon Communications Inc.	15,065	490,968
		1,571,292
DEPOSITORY INSTITUTIONS (3.16%)
Bank of America Corp.	16,089	210,927
Bank of New York Mellon Corp. (The)	7,150	186,830
JPMorgan Chase & Co.	6,600	251,262
New York Community Bancorp, Inc.	23,156	376,285
Northern Trust Corp.	6,900	332,856
U.S. Bancorp	9,135	197,499
Wells Fargo & Co.	1,981	49,783
		1,605,442
EATING AND DRINKING PLACES (0.32%)
McDonald's Corp.	2,200	163,922

	Shares Held	Value
ELECTRIC, GAS AND SANITARY SERVICES (4.24%)
Atmos Energy Corp.	11,267	$329,560
CMS Energy Corp.	28,300	509,966
Integrys Energy Group, Inc.	9,886	514,665
Pepco Holdings, Inc.	12,335	229,431
Pinnacle West Capital Corp.	9,200	379,684
Waste Management, Inc.	5,300	189,422
		2,152,728
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.86%)
BigBand Networks, Inc. (1)	42,700	121,268
Cisco Systems, Inc. (1)	46,570	1,019,883
General Electric Co.	66,480	1,080,300
Helen of Troy Ltd. (1)	8,966	226,750
Intel Corp.	17,500	336,525
QUALCOMM Inc.	4,200	189,504
		2,974,230
FABRICATED METAL PRODUCTS (1.16%)
Illinois Tool Works Inc.	12,580	591,512

FOOD AND KINDRED PRODUCTS (3.87%)
Campbell Soup Co.	6,900	246,675
Coca-Cola Co. (The)	6,870	402,032
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	289,414
H.J. Heinz Co.	6,100	288,957
Kraft Foods Inc.	12,708	392,169
PepsiCo, Inc.	5,180	344,159
		1,963,406
GENERAL MERCHANDISE STORES (2.44%)
Target Corp.	8,415	449,698
Wal-Mart Stores, Inc.	14,735	788,617
		1,238,315
HOLDING AND OTHER INVESTMENT OFFICES (2.89%)
Adams Express Co. (The)	69,169	688,923
H&Q Life Sciences Investors	39,000	374,010
ProShares UltraShort 20+Year Treasury (1)	6,900	215,625
Redwood Trust, Inc.	13,200	190,872
		1,469,430
INDUSTRIAL MACHINERY AND EQUIPMENT (6.77%)
3M Co.	5,890	510,722
Apple Inc. (1)	4,160	1,180,400
Baker Hughes Inc.	6,200	264,120
EMC Corp. (1)	62,025	1,259,728
Hewlett-Packard Co.	5,270	221,709
		3,436,679
INSTRUMENTS AND RELATED PRODUCTS (3.47%)
Agilent Technologies, Inc. (1)	7,000	233,590
Becton, Dickinson and Co.	5,326	394,657
Bio-Rad Laboratories, Inc.-Class A (1)	3,300	298,683
Danaher Corp.	4,800	194,928
Mettler-Toledo International Inc. (1)	3,375	419,985
Stryker Corp.	4,380	219,219
		1,761,062
INSURANCE AGENTS, BROKERS AND SERVICE (0.64%)
Arthur J. Gallagher & Co.	12,365	326,065

	Shares Held	Value
INSURANCE CARRIERS (5.94%)
Allstate Corp. (The)	4,910	$154,910
American Equity Investment Life Holding Co.	29,300	300,032
CIGNA Corp.	10,400	372,112
CNO Financial Group, Inc. (1)	50,000	277,000
EMC Insurance Group Inc.	13,610	290,165
Hartford Financial Services Group, Inc. (The)	11,100	254,745
Kansas City Life Insurance Co.	9,600	299,424
Lincoln National Corp.	11,300	270,296
MetLife, Inc.	8,705	334,707
Protective Life Corp.	21,200	461,312
		3,014,703
LEGAL SERVICES (0.85%)
FTI Consulting, Inc. (1)	12,400	430,156

METAL MINING (4.04%)
Agnico-Eagle Mines Ltd.	2,000	142,060
Barrick Gold Corp.	24,946	1,154,750
Newmont Mining Corp.	12,000	753,720
		2,050,530
MISCELLANEOUS RETAIL (2.44%)
Cash America International, Inc.	12,800	448,000
EZCORP, Inc. (1)	28,000	561,120
GameStop Corp.-Class A (1)	11,700	230,607
		1,239,727
MOTION PICTURES (0.59%)
Time Warner Inc.	9,796	300,247

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.74%)
United Parcel Service, Inc.-Class B	5,675	378,466

OIL AND GAS EXTRACTION (5.84%)
Anadarko Petroleum Corp.	10,200	581,910
Apache Corp.	2,600	254,176
Devon Energy Corp.	4,600	297,804
Helmerich & Payne, Inc.	14,600	590,716
Noble Corp.	4,300	145,297
Occidental Petroleum Corp.	6,800	532,440
Rowan Companies, Inc. (1)	8,800	267,168
Transocean Ltd. (1)	4,600	295,734
		2,965,245
PAPER AND ALLIED PRODUCTS (0.51%)
Kimberly-Clark Corp.	4,020	261,501

PETROLEUM AND COAL PRODUCTS (3.57%)
Chevron Corp.	10,300	834,815
ConocoPhillips	10,257	589,060
Exxon Mobil Corp.	4,500	278,055
Valero Energy Corp.	6,300	110,313
		1,812,243
RAILROAD TRANSPORTATION (0.50%)
Union Pacific Corp.	3,140	256,852

	Shares Held	Value
RETAIL-DRUG AND PROPRIETARY STORES (0.35%)
Walgreen Co.	5,245	$175,707

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.60%)
Bed Bath & Beyond Inc. (1)	7,010	304,304

SECURITY AND COMMODITY BROKERS (1.98%)
BGC Partners, Inc.-Class A	68,775	410,587
Investment Technology Group, Inc. (1)	9,600	136,512
SEI Investments Co.	22,450	456,633
		1,003,732
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.71%)
Quest Diagnostics Inc.	7,200	363,384

TOBACCO PRODUCTS (0.97%)
Philip Morris International Inc.	8,810	493,536

TRANSPORTATION EQUIPMENT (3.52%)
Federal Signal Corp.	13,300	71,687
Genuine Parts Co.	6,200	276,458
Honeywell International Inc.	18,835	827,610
ITT Corp.	13,020	609,727
		1,785,482
WHOLESALE TRADE - NONDURABLE GOODS (0.81%)
Sysco Corp.	14,390	410,403
Total Common Stocks (Cost $46,022,008)		48,156,776

SHORT-TERM INVESTMENTS (5.04%)
MONEY MARKET MUTUAL FUND (1.50%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $761,535)	761,535	761,535

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (3.54%)
Federal Home Loan Bank, due 10/08/10	$800,000	799,980
Federal National Mortgage Assoc., due 10/13/10	1,000,000	999,958
Total United States Government Agencies (Cost $1,799,938)		1,799,938
Total Short-Term Investments (Cost $2,561,473)		2,561,473
Total Investments (Cost $48,583,481) (99.87%)		50,718,249

OTHER ASSETS LESS LIABILITIES (0.13%)
Cash, receivables, prepaid expense and other assets, less liabilities		64,890
Total Net Assets (100.00%)		$50,783,139

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$8,111,260
Unrealized Depreciation	(6,017,844)
Net Unrealized Appreciation (Depreciation)	2,093,416

Cost for federal income tax purposes	$48,624,833

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of September 30, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$48,156,776
Money market mutual fund	761,535
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,799,938
Level 3-Significant Unobservable Inputs:	—
Total	$50,718,249

Item 2. Controls and Procedures

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer and Secretary

Date: 11/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer and Secretary

Date: 11/11/2010

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 11/16/2010